SHARE CAPITAL AND SHARE-BASED PAYMENTS - Stock Options Outstanding and Exercisable (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	2,638,749	2,976,360	3,038,707
Weighted average remaining contractual life (years) | year	3.6
Stock options exercisable | shares	1,491,704
Weighted average exercise price (C$/option)	$ 9.79
3.30 - 7.02
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	321,592
Weighted average remaining contractual life (years) | year	2.5
Stock options exercisable | shares	321,592
Weighted average exercise price (C$/option)	$ 5.83
3.30 - 7.02 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	3.30
3.30 - 7.02 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 7.02
7.03 - 7.36
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	630,045
Weighted average remaining contractual life (years) | year	3.4
Stock options exercisable | shares	401,717
Weighted average exercise price (C$/option)	$ 7.19
7.03 - 7.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	7.03
7.03 - 7.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 7.36
7.37 - 11.95
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	700,836
Weighted average remaining contractual life (years) | year	4.3
Stock options exercisable | shares	324,536
Weighted average exercise price (C$/option)	$ 9.05
7.37 - 11.95 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	7.37
7.37 - 11.95 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 11.95
11.96 - 24.41
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	986,276
Weighted average remaining contractual life (years) | year	3.7
Stock options exercisable | shares	443,859
Weighted average exercise price (C$/option)	$ 15.56
11.96 - 24.41 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	11.96
11.96 - 24.41 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 24.41